J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.27

Loan Count:	6
Fields Reviewed	Count	Percentage
No Discrepancies	0	0.00%

Loan Count:	6
Audit ID	Loan Number	Loan ID	Borrower Last Name	Field	Tape Data	Review Data